Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 3,717,929
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	565,503
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	806,988
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	1,217,080
Later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 1,128,358
Average
Borrowings Repayment Schedule / Total
Interest rate	3.02%	3.72%